Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Jan. 31, 2014
Other Comprehensive Income (Loss), Tax [Abstract]
Composition Of Accumulated Other Comprehensive Income (Loss)
The following table provides the fiscal 2014, 2013 and 2012 changes in the composition of total accumulated other comprehensive income (loss), including the amounts reclassified out of accumulated other comprehensive income (loss) by component for fiscal 2014:

	Currency Translation and Other	Derivative Instruments	Minimum Pension Liability	Total
(Amounts in millions and net of income taxes)
Balances as of January 31, 2011	$1,226	$60	$(640)	$646
Other comprehensive income (loss)	(2,032)	(67)	43	(2,056)
Balances as of January 31, 2012	(806)	(7)	(597)	(1,410)
Other comprehensive income (loss)	853	136	(166)	823
Balances as of January 31, 2013	47	129	(763)	(587)
Other comprehensive income (loss) before reclassifications	(2,769)	194	149	(2,426)
Amounts reclassified from accumulated other comprehensive income (loss)	—	13	4	17
Balances as of January 31, 2014	$(2,722)	$336	$(610)	$(2,996)